Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Gross capital leases	$ 4	$ 100
Accumulated depreciation	0	(36)
Net capital leases	$ 4	$ 64